NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at the beginning of the year	$ 253,258
Non-controlling interests	57,030	$ 46,747	$ 24,098
Balance at the end of the year	285,914	253,258
Kibali Jersey Limited [member]
Balance at the beginning of the year	19,777	27,624	25,522
Non-controlling interests	(12,357)	(7,847)	2,102
Balance at the end of the year	$ 7,420	$ 19,777	$ 27,624